Average Annual Total Returns		24 Months Ended	39 Months Ended	69 Months Ended	72 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%		15.33%	14.53%
Performance Inception Date	Mar. 19, 2019
Hoya Capital Housing 100 Index (gross total return) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Hoya Capital Housing 100 Index (gross total return)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		9.98%		13.79%	12.38%
Performance Inception Date	Mar. 19, 2019
S&P MidCap 400 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P MidCap 400 Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.93%		10.70%	10.34%
Performance Inception Date	Mar. 19, 2019
Hoya Capital High Dividend Yield Index (gross total return) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Hoya Capital REIT High Dividend Yield Index (gross total return)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		2.18%	(2.32%)
Performance Inception Date	Sep. 21, 2021
S&P 500 TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	11.31%
Performance Inception Date	Sep. 21, 2021
Dow Jones U.S. Real Estate Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Dow Jones U.S. Real Estate Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.86%	(0.77%)
Performance Inception Date	Sep. 21, 2021
Hoya Capital Housing ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.68%		13.32%	11.94%
Performance Inception Date	Mar. 19, 2019
Hoya Capital Housing ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.16%		12.69%	11.33%
Hoya Capital Housing ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.95%		10.56%	9.34%
Hoya Capital High Dividend Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.59%	(2.81%)
Performance Inception Date	Sep. 21, 2021
Hoya Capital High Dividend Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(0.30%)	(4.65%)
Hoya Capital High Dividend Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.39%	(2.63%)